MAINLAND CHINA CONTRIBUTION PLAN (Details) (Operating expense, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expense
Defined Contribution Plan Disclosure [Line Items]
Total provisions for employee benefits	$ 9,331,192	$ 10,401,282	$ 11,896,735